EMPLOYEE BENEFIT PLANS	9 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS Plan Contributions and Estimated Future Benefit Payments During the three and nine months ended September 30, 2022, Dole contributed $0.8 million and $2.5 million, respectively, to its defined benefit plans and made benefit payments of $4.4 million and $13.2 million, respectively, directly to participants. Dole expects to make further contributions of approximately $1.1 million to its defined benefit plans and $4.4 million of benefit payments directly to participants during the remainder of 2022. Future contributions to the defined benefit plans in excess of the minimum funding requirements are voluntary and may change depending on Dole’s operating performance or at management’s discretion.